Fair Value of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 8,295,487.1	$ 99,537.9	₨ 4,878,844.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	133,197.8	1,598.2	511,161.4
Fair Value	131,486.9	$ 1,577.7	503,187.8
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	132,926.5		510,880.4
Fair Value	131,458.6		503,187.6
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Preference shares
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	271.3		281.0
Fair Value	28.3		0.2
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0.0		0.0
Fair Value	₨ 0.0		₨ 0.0